AVAILABLE-FOR-SALE MARKETABLE SECURITIES	6 Months Ended
Jun. 30, 2025
Investments, Debt and Equity Securities [Abstract]
AVAILABLE-FOR-SALE MARKETABLE SECURITIES
NOTE 3: -	AVAILABLE-FOR-SALE MARKETABLE SECURITIES

The following is a summary of available-for-sale marketable securities:

	June 30, 2025				December 31, 2024
	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair Value	Amortized cost	Gross unrealized gain	Gross unrealized loss	Fair value

Available-for-sale - matures within one year:
US Governmental debentures	11,310	-	-	11,310	26,455	15	-	26,470
Corporate debentures	208	-	-	208	-	-	-	-

	11,518	-	-	11,518	26,455	15	-	26,470
Available-for-sale - matures after one year through three years:
US Governmental debentures	2,514	10	-	2,524	-	-	-	-
Corporate debentures	19,036	112	-	19,148	-	-	-	-

	21,550	122	-	21,672	-	-	-	-

	$33,068	$122	$-	$33,190	$26,455	$15	$-	$26,470

As of  June 30, 2025 and December 31, 2024, the Company had no investments with a significant unrealized loss for more than 12 months.

As of  June 30, 2025 and December 31, 2024, no credit loss impairment was recorded regarding the available for sale marketable securities.

As of June 30, 2025, the company had an accrued balance calssified as available for sale matures within one year.